Leases - Operating Leases Lessee Maturities (Details) $ in Thousands	Sep. 30, 2025 USD ($)
Lessor, Operating Lease, Payment to be Received, Recognized
2025 (Remaining 3 months)	$ 13,718
2026	42,570
2027	16,776
2028	15,392
2029	13,837
2030 and thereafter	29,382
Total	$ 131,675